SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segment reporting

	For the Six Months ended June 30,
	2025	2026	2026
	JPY (Unaudited)	JPY (Unaudited)	US$ (Unaudited)
Sports school business
Revenue	3,937,704,322	4,148,517,523	25,512,069
Salaries and welfare expenses (SSE)	1,729,391,903	1,681,753,647	10,342,252
Other Expenses	1,362,689,842	1,599,794,457	9,838,230
Segment Profit	845,622,577	866,969,419	5,331,587

Social Business
Revenue	1,551,106,499	1,830,269,518	11,255,578
Salaries and welfare expenses (SSE)	979,913,683	1,328,933,142	8,172,518
Other Expenses	465,156,481	229,177,133	1,409,367
Segment Profit	106,036,335	272,159,243	1,673,693

Total segments
Total Revenue	5,488,810,821	5,978,787,041	36,767,647
Total Segment Profit	951,658,912	1,139,128,662	7,005,280

Total Segment Profit	951,658,912	1,139,128,662	7,005,280
Corporate Expenses*	883,729,668	1,046,818,977	6,437,605
Consolidated Income from operations	67,929,244	92,309,685	567,675
Other Income / (Expenses), net	(19,375,906)	20,411,865	125,527
Income Tax Expense	5,152,860	(35,644,710)	(219,204)
Consolidated Net Income	53,706,198	77,076,840	473,998

*	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.